Dec. 31, 2019
Lazard Retirement International Equity Concentrated Portfolio
Lazard Retirement International Equity Concentrated Portfolio

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Developing Markets Equity Portfolio
Lazard Retirement Emerging Markets Equity Blend Portfolio
Lazard Retirement Global Strategic Equity Portfolio
Lazard Retirement International Equity Concentrated Portfolio

Supplement to Current Prospectus

Lazard Retirement International Equity Concentrated Portfolio

The following replaces the table in “Summary Section—Lazard Retirement International Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:

	Service	Investor
	Shares	Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.80%	.80%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses*	.15%	.15%
Acquired Fund Fees and Expenses*	.01%	.01%
Total Annual Portfolio Operating Expenses	1.21%	.96%
Fee Waiver and/or Expense Reimbursement**	.05%	.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.16%	.91%

*	Based on estimated amounts for the current fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% and .90% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
***	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are 1.15% and .90% of the Portfolio’s Service and Investor Shares, respectively.

The following replaces the table in “Summary Section—Lazard Retirement International Equity Concentrated Portfolio—Example” in the Prospectus:

	1 Year	3 Years
Service Shares	$118	$379
Investor Shares	$93	$301

Dated: June 26, 2020